Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST II
Central Index Key	0000798250
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Mar. 30, 2013
MFS® Growth Fund | A
Risk/Return:
Trading Symbol	MFEGX
MFS® Growth Fund | R4
Risk/Return:
Trading Symbol	MFEJX
MFS® Growth Fund | B
Risk/Return:
Trading Symbol	MEGBX
MFS® Growth Fund | C
Risk/Return:
Trading Symbol	MFECX
MFS® Growth Fund | I
Risk/Return:
Trading Symbol	MFEIX
MFS® Growth Fund | R1
Risk/Return:
Trading Symbol	MFELX
MFS® Growth Fund | R2
Risk/Return:
Trading Symbol	MEGRX
MFS® Growth Fund | R3
Risk/Return:
Trading Symbol	MFEHX
MFS® Growth Fund | R5
Risk/Return:
Trading Symbol	MFEKX